Stock Options	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 7. Stock Options

The Company has one stock option plan called The 2006 Employee Stock and Option Plan (the “2006 Plan”), which has reserved 5,000,000 shares of our common stock for issuance. The types of awards that could be granted under the 2006 Plan include incentive and non-qualified options to purchase shares of common stock, stock appreciation rights, restricted shares, restricted share units, performance awards and other types of stock-based awards. All grants are determined and approved by the Board of Directors. Through February 28, 2018, the Company has only granted non-qualified stock options under the 2006 Plan. The stock options may be granted to officers and employees of the Company. Options granted under the 2006 Plan have exercise prices and vesting terms approved by the Board of Directors at the time of each grant. Vesting terms of the outstanding options range from immediate to four years from the date of grant. The exercise period of the options range from five to ten years from the date of grant.

The Company records its stock-based compensation arrangements calculating the fair value of share-based payments, including grants of employee stock options and employee stock purchase plan shares, to be recognized in the consolidated statements of operations based on their grant date fair values. The fair value of the Company’s stock options have been estimated using the Black-Scholes pricing model, which requires assumptions as to expected dividends, the options expected life, volatility and risk-free interest rate at the time of the grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite vesting periods in the Company’s consolidated statements of operations.

The Company did not issue any stock options during the first quarter of fiscal 2019.

During fiscal 2018, the Company issued an aggregate of 1,035,159 stock options with a fair value of $151,627 to 1 officer, 6 employees and 2 contractors to purchase shares of the Company’s common stock at prices of $0.10. All options vested immediately and are exercisable for one year.

During fiscal 2018, 1,292,310 of previously issued stock options to 1 officer expired, and 200,000 stock options previously issued to another officer were exercised for $20,000 cash.

The Company utilized the following key assumptions in computing the fair value of the options using the Black-Scholes pricing model:

February 16,
2018
Weighted-average volatility	153%
Expected dividends	None
Expected term (in years)	1.00
Weighted-average risk-free interest rate	2.00%

The Company recorded stock-based compensation expense of $0 and $164,742 for all outstanding options for fiscal quarter 2019 and fiscal year 2018, respectively. This expense is included in stock-based compensation.

The following table summarizes information about the Company’s stock options as of May 31, 2018:

	Number of Options	Weighted Average Exercise Price
Outstanding - February 28, 2017	6,692,310	$0.16
Granted	1,035,159	$0.10
Canceled or expired	(1,492,310)	$0.14
Outstanding - February 28, 2018	6,235,159	$0.16
Granted	-	-
Canceled or expired	-	-
Outstanding - May 31, 2018	6,235,159	$0.16
Exercisable at May 31, 2018	6,235,159	$0.16

The following table summarizes information about stock options outstanding as of May 31, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	4,885,159	5.62	$0.10	4,885,159	$0.10
$0.15	200,000	7.52	$0.15	200,000	$0.15
$0.30	700,000	7.17	$0.30	700,000	$0.30
$0.54	375,000	5.68	$0.54	375,000	$0.54
$1.00	75,000	3.36	$1.00	75,000	$1.00
$0.10 - $1.00	6,235,159	5.83	$0.16	6,235,159	$0.16

The Company has one stock option plan called The 2006 Employee Stock and Option Plan (the “2006 Plan”), which has reserved 5,000,000 shares of our common stock for issuance. The types of awards that could be granted under the 2006 Plan include incentive and non-qualified options to purchase shares of common stock, stock appreciation rights, restricted shares, restricted share units, performance awards and other types of stock-based awards. All grants are determined and approved by the Board of Directors. Through February 28, 2018, the Company has only granted non-qualified stock options under the 2006 Plan. The stock options may be granted to officers and employees of the Company. Options granted under the 2006 Plan have exercise prices and vesting terms approved by the Board of Directors at the time of each grant. Vesting terms of the outstanding options range from immediate to four years from the date of grant. The exercise period of the options range from five to ten years from the date of grant.

The Company records its stock-based compensation arrangements calculating the fair value of share-based payments, including grants of employee stock options and employee stock purchase plan shares, to be recognized in the consolidated statements of operations based on their grant date fair values. The fair value of the Company’s stock options have been estimated using the Black-Scholes pricing model, which requires assumptions as to expected dividends, the options expected life, volatility and risk-free interest rate at the time of the grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite vesting periods in the Company’s consolidated statements of operations.

During fiscal 2018, the Company issued an aggregate of 1,035,159 stock options with a fair value of $151,627 to 1 officer, 6 employees and 2 contractors to purchase shares of the Company’s common stock at prices of $0.10. All options vested immediately and are exercisable for one year.

During fiscal 2018, 1,292,310 of previously issued stock options to 1 officer expired, and 200,000 stock options previously issued to another officer were exercised for $20,000 cash.

The Company utilized the following key assumptions in computing the fair value of the options using the Black-Scholes pricing model:

February 16,
2018
Weighted-average volatility	153%
Expected dividends	None
Expected term (in years)	1.00
Weighted-average risk-free interest rate	2.00%

The Company recorded stock-based compensation expense of $164,742 and $0 for all outstanding options for fiscal years 2018 and 2017, respectively. This expense is included in stock-based compensation.

The following table summarizes information about the Company’s stock options as of February 28, 2018 and activity during the fiscal years 2018 and 2017:

	Number of Options	Weighted Average Exercise Price
Outstanding - February 28, 2016	6,542,310	$0.17
Granted	150,000	$0.10
Canceled or expired	-	-
Outstanding - February 28, 2017	6,692,310	$0.16
Granted	1,035,159	$0.10
Canceled or expired	(1,492,310)	$0.14
Outstanding - February 28, 2018	6,235,159	$0.16
Exercisable at February 28, 2018	6,235,159	$0.16

The following table summarizes information about stock options outstanding as of February 28, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	4,885,159	5.87	$0.10	4,885,159	$0.10
$0.15	200,000	7.77	$0.15	200,000	$0.15
$0.30	700,000	7.42	$0.30	700,000	$0.30
$0.54	375,000	5.93	$0.54	375,000	$0.54
$1.00	75,000	3.62	$1.00	75,000	$1.00
$0.10 - $1.00	6,235,159	6.08	$0.16	6,235,159	$0.16